UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05655

Deutsche Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                  as of August 31, 2016 (Unaudited)

Deutsche Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 121.3%
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,353,030
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,808,772
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,381,900
		6,543,702
California 17.6%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,995,005
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,875,194
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	5,000,000	5,309,000
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,188,922
California, State General Obligation:
Series A, 0.6% *, 5/1/2040, LOC: Royal Bank of Canada	500,000	500,000
5.0%, 11/1/2043	5,000,000	6,078,650
5.25%, 4/1/2035	4,295,000	5,185,182
5.5%, 3/1/2040	1,370,000	1,574,884
6.0%, 4/1/2038	10,000,000	11,334,500
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,346,200
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,568,471
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,433,325
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,305,722
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,494,250
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,673,510
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,115,882
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	8,073,800
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,344,219
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	6,088,950
		94,485,666
Colorado 3.6%
Colorado, State Board of Governors, Colrado State University System Revenue, Series E-1, 5.0%, 3/1/2040	8,000,000	9,652,160
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,678,267
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,782,872
		19,113,299
District of Columbia 0.9%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	926,264
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,903,404
		4,829,668
Florida 11.9%
Florida, State Higher Educational Facilities, Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2034	1,350,000	1,637,280
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,857,750
Series A, 5.5%, 10/1/2041	10,000,000	11,223,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	6,605,000	7,155,461
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	1,895,000	2,071,766
Series A-1, 5.375%, 10/1/2035	2,000,000	2,303,880
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,421,590
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	1,520,000	1,655,386
Prerefunded, 5.5%, 10/1/2028	3,770,000	4,152,693
5.75%, 10/1/2038	1,440,000	1,569,240
Prerefunded, 5.75%, 10/1/2038	3,560,000	3,939,781
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	720,000	881,338
Series A, 5.0%, 10/1/2036	865,000	1,057,099
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	3,056,893
Series A, 5.0%, 7/1/2040	11,895,000	13,433,023
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	745,000	866,167
		64,282,547
Georgia 8.3%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,153,909
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,906,878
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2039	5,815,000	6,826,228
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,412,657
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	8,102,745
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,176,400
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	13,114,300
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,625,743
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,217,393
		44,536,253
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	653,636
Hawaii 1.4%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,736,340
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,757,679
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Sisters of Charity Health System	1,000,000	1,132,610
		7,626,629
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,810,800
6.75%, 11/1/2037	2,135,000	2,387,635
		5,198,435
Illinois 8.7%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,851,500
Series B, 6.0%, 1/1/2041	9,000,000	10,738,800
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,126,230
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,605,006
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, Prerefunded, 5.5%, 7/1/2038	5,750,000	6,257,898
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series A, Zero Coupon, 12/15/2034, INS: NATL	7,000,000	3,469,410
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,095,868
Illinois, State Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	1,320,000	1,448,053
Series B, Prerefunded, 5.375%, 4/1/2044	1,180,000	1,321,305
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	850,698
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,786,522
Series A, 5.0%, 11/15/2045	1,745,000	2,058,437
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,242,966
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,146,521
		46,999,214
Indiana 2.1%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	2,006,436
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,601,750
Indiana, State Municipal Power Agency Revenue, Series A, 5.0%, 1/1/2042	3,230,000	3,917,441
		11,525,627
Kentucky 1.7%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,286,040
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,020,000
		9,306,040
Louisiana 0.9%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,307,260
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,440,000	1,474,315
		4,781,575
Maryland 0.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,286,868
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, Prerefunded, 5.75%, 1/1/2033	1,500,000	1,603,155
		2,890,023
Massachusetts 1.3%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	3,076,950
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,967,698
		7,044,648
Michigan 5.1%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,284,214
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,748,600
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,335,339
Series H, 5.125%, 10/15/2033	2,495,000	2,780,278
Series I, 6.0%, 10/15/2038	395,000	437,151
Series I, Prerefunded, 6.0%, 10/15/2038	605,000	673,637
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	781,920
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,697,950
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	2,073,402
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,359,860
		27,172,351
Minnesota 0.2%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,140,000	1,292,498
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,681,114
Missouri 0.1%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	390,051
Nevada 3.9%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,819,404
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,296,500
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,763,736
		20,879,640
New Jersey 1.7%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	3,190,000	3,517,549
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,446,800
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	1,955,000	2,152,162
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,908,322
		9,024,833
New York 9.2%
New York, General Obligation, Series A-4, 0.55% *, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	1,000,000	1,000,000
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	7,132,440
Series D, 5.0%, 11/15/2038	1,090,000	1,310,006
Series C, 5.0%, 11/15/2042	5,000,000	5,929,900
Series A-1, 5.25%, 11/15/2039	4,000,000	4,901,280
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Inc. Project, Series A-3, 0.62% *, 5/1/2039, LOC: Mizuho Corporate Bank	680,000	680,000
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,356,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	9,569,200
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	983,320
Series TE, 5.0%, 12/15/2035	1,000,000	1,225,300
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series AA, 5.0%, 6/15/2044	5,000,000	6,032,700
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,422,300
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	251,106
5.0%, 9/1/2039	510,000	623,011
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2034	1,620,000	1,975,055
AMT, 5.0%, 10/15/2035	800,000	973,872
		49,365,490
North Carolina 0.6%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	3,000,000	3,374,370
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,982,349
Ohio 2.9%
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,877,595
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,535,950
Series B, 5.5%, 1/1/2039	3,500,000	3,875,165
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	4,219,002
		15,507,712
Pennsylvania 5.2%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,918,314
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,994,000
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,829,927
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,427,859
Series A-1, 5.0%, 12/1/2040	5,000,000	5,950,750
Series C, 5.0%, 12/1/2043	4,000,000	4,734,880
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,193,486
		28,049,216
Puerto Rico 0.5%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	2,255,000	1,175,351
Series A, 6.0%, 8/1/2042	3,200,000	1,675,648
		2,850,999
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,213,380
South Carolina 6.9%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,993,163
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,146,620
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,888,079
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2036	2,220,000	2,703,938
Series A, 5.0%, 12/1/2037	4,295,000	5,218,812
Series E, 5.25%, 12/1/2055	7,570,000	9,140,396
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	7,834,152
		36,925,160
Tennessee 1.2%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	1,080,000	1,157,015
Prerefunded, 5.625%, 4/1/2038	2,920,000	3,150,621
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,050,000
		6,357,636
Texas 16.8%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,368,479
Dallas-Fort Worth, International Airport Revenue, Series F, AMT, 5.0%, 11/1/2035	2,000,000	2,269,360
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,146,600
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,305,340
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	730,000	733,007
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,415,144
First Tier, Series A, 5.625%, 1/1/2033	430,000	455,796
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	3,070,000	3,273,909
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	6,500,000	6,942,455
First Tier, 6.0%, 1/1/2043	5,000,000	5,921,950
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,348,980
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	6,160,033
Series F, 5.25%, 11/1/2033	3,500,000	4,258,485
Series A, 5.25%, 11/1/2038	4,000,000	4,619,040
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	4,091,955
Series B, 5.25%, 10/1/2051	5,000,000	5,980,600
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 1.137% **, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	1,500,000	1,398,525
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,337,700
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	1,155,000	1,380,433
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	7,250,000	9,170,670
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,831,744
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	250,000	288,197
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	3,165,000	3,636,617
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	2,000,000	2,285,480
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,464,315
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,270,380
		90,355,194
Virginia 0.4%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	483,828
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,556,238
		2,040,066
Washington 3.7%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,284,880
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	5,000,000	5,547,150
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,316,545
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,870,400
		20,018,975
Wisconsin 0.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,555,000	1,780,459
Total Municipal Bonds and Notes (Cost $563,984,360)		653,078,455
Underlying Municipal Bonds of Inverse Floaters (a) 33.4%
California 2.1%
University of California, State Revenues, Series K, 4.0%, 5/15/2036 (b)	10,000,000	11,405,600
Trust: California, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XM0346, 144A, 12.13%, 5/15/2036, Leverage Factor at purchase date: 4 to 1
District of Columbia 2.3%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2041 (b)	10,000,000	12,414,900
Trust: District of Columbia, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XM0325, 144A, 16.13%, 6/1/2041, Leverage Factor at purchase date: 4 to 1
Florida 2.3%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (b)	10,000,000	12,272,300
Trust: Orange County, FL, School Board, Series 2016-XM0182, 144A, 15.92, 8/1/2034, Leverage Factor at purchase date: 4 to 1
Massachusetts 9.0%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	19,002,020

Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/28/2037 (b)	5,000,000	5,206,033
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 12.553%, 2/1/2017 Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (b)	10,000,000	11,201,300
Trust: Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XM0335, 144A, 12.13%, 4/1/2038, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	12,889,258
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 16.109%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		48,298,611
Nevada 5.7%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	6,296,603	10,093,732

Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	6,611,433	10,598,419

Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (b)	6,416,920	10,286,606
Trust: Nevada, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2016-XM0280, 144A, 12.409%, 6/1/2030, Leverage Factor at purchase date: 3 to 1
		30,978,757
New York 2.6%
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	5,627,647

New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	8,381,823
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 12.552%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
		14,009,470
Tennessee 6.2%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	11,389,383
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 16.425%, 7/1/2017 Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	10,799,964
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 16.43%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	11,186,328
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 16.437%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
		33,375,675
Virginia 3.2%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	8,931,593

Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (b)	7,630,000	8,320,886
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 10.532%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1
		17,252,479
Total Underlying Municipal Bonds of Inverse Floaters (Cost $171,771,492)		180,007,792
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $735,755,852) †	154.7	833,086,247
Floating Rate Notes (a)	(21.3)	(114,766,576)
Series 2018 MTPS, at Liquidation Value	(36.9)	(198,750,000)
Other Assets and Liabilities, Net	3.5	18,851,876
Net Assets	100.0	538,421,547

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2016.
†	The cost for federal income tax purposes was $617,253,947. At August 31, 2016, net unrealized appreciation for all securities based on tax cost was $101,065,724. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $103,784,851 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,719,127.
(a)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$833,086,247	$—	$833,086,247
Total	$—	$833,086,247	$—	$833,086,247

There have been no transfers between fair value measurement levels during the period ended August 31, 2016.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016